RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Schedule of Research and Development Expenses, Net
	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Salaries and related expenses	4,656	4,683	3,585
Share-based compensation	116	234	790
Materials	614	596	608
Subcontractors and consultants	456	320	688
Depreciation	147	121	85
Cost for registration of patents	157	150	153
Others	893	511	282
	7,039	6,615	6,191
Less participation of the NATI and BIRD Foundation	(202)	(1,124)	(354)
Total research and development, net	6,837	5,491	5,837